Financial Assets and Financial Liabilities_Day One Gain Or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Aggregate Difference Between Fair Value At Initial Recognition And Amount Determined Using Valuation Technique Yet To Be Recognised Abstract [Abstract]
Balance at the beginning of the period	₩ 39,033	₩ 4,055
New transactions and others	58,445	37,819
Changes during the period	(74,664)	(2,841)
Balance at the end of the year	₩ 22,814	₩ 39,033